Capital Structure (Details) $ / shares in Units, $ in Thousands								1 Months Ended	9 Months Ended
	Nov. 23, 2016 USD ($) $ / shares shares	Aug. 10, 2016 USD ($) $ / shares shares	Jan. 08, 2016	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Mar. 12, 2015 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) Tranche shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 07, 2015 $ / shares
Common Stock [Abstract]
Issuance of common stock (in shares) | shares		1,180,000
Reverse stock split ratio			0.2
Net proceeds from issuance of common stock | $		$ 4,080							$ 4,080	$ 10,691
Price per share (in dollars per share) | $ / shares		$ 4.15
Subsequent Event [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares	1,305,000
Net proceeds from issuance of common stock | $	$ 3,200
Price per share (in dollars per share) | $ / shares	$ 2.75
Jelco [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares				3,476,520	2,655,740	3,889,980	5,000,100	10,022,240
Net proceeds from issuance of common stock | $				$ 3,129	$ 2,390	$ 3,501	$ 4,500	$ 9,020
Price per share (in dollars per share) | $ / shares							$ 0.90				$ 0.90
Number of tranches | Tranche								3
Chief Executive Officer [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares							333,400
Net proceeds from issuance of common stock | $							$ 300
Price per share (in dollars per share) | $ / shares							$ 0.90